Dreyfus State Municipal Bond Funds

Incorporated herein by reference is a supplement to the above referenced-fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 20, 2015 (SEC Accession No. 0000806176-15-000021).